Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
The movements in 2021 and 2020 were as follows:

	Land	Freehold buildings	Leasehold buildings	Fixtures, fittings and equipment	Computer equipment	Total
	£m	£m	£m	£m	£m	£m
Cost
1 January 2020	34.3	26.2	1,048.8	212.4	423.9	1,745.6
Additions	—	8.9	135.7	25.0	48.7	218.3
New acquisitions	—	—	0.2	—	0.2	0.4
Disposals	—	(0.2)	(99.1)	(41.1)	(83.7)	(224.1)
Exchange adjustments	—	4.7	(33.1)	(7.0)	(7.4)	(42.8)
31 December 2020	34.3	39.6	1,052.5	189.3	381.7	1,697.4
Additions	14.3	8.9	134.5	31.5	74.0	263.2
New acquisitions	—	—	1.5	1.3	1.2	4.0
Disposals	(0.1)	(0.6)	(108.3)	(60.0)	(56.4)	(225.4)
Exchange adjustments	(5.3)	13.5	(5.2)	(12.6)	(8.7)	(18.3)
31 December 2021	43.2	61.4	1,075.0	149.5	391.8	1,720.9
Depreciation and impairment
1 January 2020	—	4.2	443.3	111.2	310.9	869.6
Charge for the year	—	1.2	76.6	33.2	63.8	174.8
Impairment charges included within restructuring costs	—	—	72.1	6.3	1.3	79.7
Other write-downs	—	—	2.6	—	—	2.6
Disposals	—	—	(79.0)	(38.3)	(82.5)	(199.8)
Exchange adjustments	—	(3.1)	(5.2)	(5.5)	(6.6)	(20.4)
31 December 2020	—	2.3	510.4	106.9	286.9	906.5
Charge for the year	—	1.0	66.5	27.6	56.1	151.2
Impairment charges included within restructuring costs	—	—	7.1	1.8	0.9	9.8
Disposals	—	—	(108.2)	(55.9)	(55.1)	(219.2)
Exchange adjustments	—	(0.6)	(6.2)	(8.5)	(8.5)	(23.8)
31 December 2021	—	2.7	469.6	71.9	280.3	824.5
Net book value
31 December 2021	43.2	58.7	605.4	77.6	111.5	896.4
31 December 2020	34.3	37.3	542.1	82.4	94.8	790.9
January 1, 2020	34.3	22.0	605.5	101.2	113.0	876.0